Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit | $ / shares	22.775
Maximum Aggregate Offering Price	$ 341,625,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,178.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions which results in an increase in the number of outstanding shares of the Registrant’s common stock, par value $0.001 per share (the “Common Stock”).Represents 15,000,000 shares of Common Stock issuable pursuant to the Plan.Calculated in accordance with Rules 457(c) and (h) under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Global Select Market on November 14, 2025, which date is within five business days prior to the date of filing of this Registration Statement.